GREENBERG TRAURIG, LLP

2700 Two Commerce Square

2001 Market Street

Philadelphia, PA 19103

Phone: (215) 988-7800

Facsimile: (215) 988-7801

Terrance James Reilly

Tel. 215.988.7815

Fax 215.988.7801

Reillyte@gtlaw.com

March 8, 2007

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	New Century Portfolios

SEC File Nos. 33-24041/811-5646

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information dated March 1, 2007 for New Century Portfolios that would have been filed under paragraph (c) of Rule 497, would not have differed from those contained in Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of New Century Portfolios which was filed electronically with the U. S. Securities and Exchange Commission on March 1, 2007.

Sincerely,

/s/ Terrance James Reilly

Terrance James Reilly